As filed with the Securities and Exchange Commission on
                      November 22, 1995

                - - - - - - - - - - - - - - -
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549
                - - - - - - - - - - - - - - -
                          FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                Pre-Effective Amendment No.  3                 [ X ]

                 Post-Effective Amendment No.                  [   ]
                             and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       [ X ]
                         ACT OF 1940

                       Amendment No.  3                        [ X ]

              (Check appropriate box or boxes)
                - - - - - - - - - - - - - - -
                 NEW ENGLAND FUNDS TRUST III
     (Exact name of registrant as specified in charter)

      399 Boylston Street, Boston, Massachusetts 02116
          (Address of principal executive offices)

                       (617) 578-1388
    (Registrant's telephone number, including Area Code)
                - - - - - - - - - - - - - - -
                 ROBERT P. CONNOLLY, Esquire
                   New England Funds, L.P.
                     399 Boylston Street
                 Boston, Massachusetts 02116
           (Name and address of agent for service)
                - - - - - - - - - - - - - - -
                          Copy to:
                 EDWARD A. BENJAMIN, Esquire
                        Ropes & Gray
                   One International Place
                 Boston, Massachusetts 02110
                - - - - - - - - - - - - - - -
   Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

             DECLARATION PURSUANT TO RULE 24F-2

   Pursuant to Rule 24f-2(a) under the Investment Company
Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares of beneficial interest was registered on August 23, 1995 under the Securities Act of 1933. The $500 filing fee required by said Rule was paid on August 23, 1995.

                 NEW ENGLAND FUNDS TRUST III
    (Prospectus and Statement of Additional Information)

                    CROSS REFERENCE SHEET

                 Items required by Form N-1A



   Item No.
   of Form                         Caption in Prospectus
     N-1A

     1    . . . . . . . . .   Cover page

     2    . . . . . . . . .   Schedule of Fees

     3    . . . . . . . . .   None

     4    . . . . . . . . .   Cover page; Additional Facts
                              about the Funds; Investment
                              Objectives; How the Funds
                              Pursue Their Objectives; Fund
                              Investments; Investment Risks

     5    . . . . . . . . .   Fund Management

     6    . . . . . . . . .   Cover page; Additional Facts
                              about the Funds; 5 Ways to Buy
                              Fund Shares; Fund Dividend
                              Payment; Income Tax
                              Considerations

     7    . . . . . . . . .   Cover page; Schedule of Fees;
                              5 Ways to Buy Fund Shares; How
                              Fund Share Price is
                              Determined; Sales Charges;
                              Reduced Sales Charges

     8    . . . . . . . . .   4 Ways to Sell Fund Shares;
                              Repurchase Option; Exchanging
                              Among New England Funds

     9    . . . . . . . . .   None

   Item No.                       Caption in Statement of
   of Form                        Additional Information
      N-1A

     10   . . . . . . . . .   Cover page

     11   . . . . . . . . .   Table of Contents

     12   . . . . . . . . .   Description of the Trust and
                              Ownership of Shares

     13   . . . . . . . . .   Investment Restrictions

     14   . . . . . . . . .   Management of the Trust

     15   . . . . . . . . .   Management of the Trust

     16   . . . . . . . . .   Fund Charges and Expenses;
                              Management of the Trust

     17   . . . . . . . . .   Portfolio Transactions and
                              Brokerage; Fund Charges and
                              Expenses

     18   . . . . . . . . .   Description of the Trust and
                              Ownership of Shares

     19   . . . . . . . . .   How to Buy Shares; Net Asset
                              Value and Public Offering
                              Price; Reduced Sales Charges;
                              Shareholder Services;
                              Redemptions

     20   . . . . . . . . .   Performance Criteria (in
                              prospectus); Standard
                              Performance Measures; Income
                              Dividends, Capital Gain
                              Distributions and Tax Status

     21   . . . . . . . . .   Advisory Agreements;
                              Distribution Agreements and
                              Rule 12b-1 Plans; Fund Charges
                              and Expenses

     22   . . . . . . . . .   Performance Criteria (in
                              prospectus); Standard
                              Performance Measures

     23   . . . . . . . . .   None

               New England Equity Income Fund
                 Prospectus and Application


                      November __, 1995

   New England Equity Income Fund (the "Fund") is a newly-organized series of New England Funds Trust III (the
    "Trust"), a registered open-end management investment
                          company.

    The Fund's investment objective is current income and capital growth. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.  The Fund has only one class of shares available, Class A shares.

   This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Fund dated November __, 1995 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. To obtain a copy of the Statement, write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
   GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL
    INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE
                     LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
     THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
 SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
  COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
      THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      Table of Contents

Page
   3     FUND EXPENSES AND FINANCIAL INFORMATION
   3     Schedule of Fees          Sales charges, yearly
                                   operating expenses.


  4     INVESTMENT STRATEGY
   4     How the Fund Pursues Its Investment Objective


  4     INVESTMENT RISKS          It is important to
                                  understand the
                                  risks inherent in
                                   the Fund before you
                                   invest.


   7     FUND MANAGEMENT


  7     BUYING FUND SHARES
   7     Minimum Investment
  8     5 Ways to Buy Fund Shares      Everything you need to know to
                                       open and add to a
                                       New England Equity
                                       Income Fund account.
            []  Through your investment dealer
            []  By mail
            []  By wire transfer
            []  By Investment Builder
            []  By electronic purchase through ACH
  9     Sales Charges
  10     Reduced Sales Charges


 11     OWNING FUND SHARES
 11     Exchanging Among New England Funds
 12     Fund Dividend Payments


 12     SELLING FUND SHARES
 12     4 Ways to Sell Fund Shares      How to withdraw
                                        money or
                                        close your
                                        account.
            []  Through your investment dealer
            []  By telephone
            []  By mail
            []  By Systematic Withdrawal Plan
  14     Repurchase Option         An opportunity to
                                   reinvest your
                                   redemption proceeds
                                   within 120
                                   days for no sales
                                   charge.


 14     FUND DETAILS              Additional information
                                  you may
                                  find important.
 14     How Fund Share Price is Determined
 15     Income Tax Considerations
 15     The Fund's Expenses
 15     Performance Criteria
 16     Additional Facts About the Fund
  17     Glossary of Terms



           Fund Expenses and Financial Information

Schedule of Fees
Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund for the periods specified.

Shareholder transaction expenses - paid directly by shareholders

   Maximum Initial Sales Charge Imposed on a         5.75%
   Purchase (as a percentage of offering
   price)(1)(2)
   Maximum Contingent Deferred Sales Charge (as a     (3)
   percentage of original purchase price or
   redemption proceeds, as applicable)(2)
   Deferred Sales Charge                              None
   Redemption Fee                                     None
   Exchange Fee                                       None

(1)       A reduced sales charge applies in some cases.
(2)       Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases greater than $1,000,000 redeemed within approximately 1 year after purchase. See "Sales Charges."

Annual operating expenses - paid directly by the Fund, and indirectly by its shareholders
(as a percentage of net assets)

   Management Fees (after voluntary
   expense limitation)                     0.00%
                                             *
   12b-1 Fees (after voluntary expense
   limitation)                             0.00%
                                             *
   Other Expenses**                        1.00%
   Total Expenses (after voluntary
   expense limitation)                     1.00%
                                             *

*After fee waiver and expense reduction by the Fund's
 adviser and/or the Distributor.  Without the voluntary
 limitations, Management Fees, 12b-1 Fees, Other Expenses
 and Total Expenses would be 0.70%, 0.25%, 1.94% and 2.89%,
 respectively.
**   Other Expenses are based on estimated amounts for the
 current fiscal year.

Example
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and
(2) redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

   1 Year                              $67
   3 Years                             $88

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

For additional information about the Fund's fees and other expenses, please see "Fund Management," "Additional Facts
About the Fund" and "The Fund's Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.
                     Investment Strategy

The Fund's objective is current income and capital growth.

How the Fund Pursues Its Investment Objective

Under normal market circumstances, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks. The Fund's portfolio will be selected to seek a current dividend yield which is comparable to the published composite yield of the Standard & Poor's Index of 500 Common Stocks (the "S&P Index") and significant, long-term capital appreciation. The Fund may also invest in non dividend-paying stocks, other equity securities, fixed income securities, Rule 144A securities, zero coupon bonds and strips and may engage in repurchase agreements.

                      Investment Risks

It is important to understand the following risks inherent in the Fund before you invest.

[]Equity Securities
 Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock).

 While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization.
 Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

 The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities.
 Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally move up or down as the value of the underlying equity securities moves up or down. The movements in the prices of convertible securities, however, often will be smaller than the movements in the value of the related equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The credit risk associated with convertible securities is generally reflected by their being rated, if at all, below investment grade by organizations such as Moody's Investors Service, Inc.
 ("Moody's") and Standard & Poor's Ratings Group ("S&P").
 Less than 35% of the Fund's assets will be invested in convertible or debt securities rated below investment grade and unrated convertible or debt securities of comparable quality.

[]Fixed-Income Securities
 Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

 Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally.
 Credit risk relates to the ability of the issuer to make payments of principal and interest.

[]Repurchase Agreements
 In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

[]Short-Term Trading
 Although the Fund seeks long-term growth or return, the Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends.
 These policies may result in higher turnover rates in the Fund's portfolio which may produce higher transaction costs and a higher level of taxable capital gains.
 Portfolio turnover considerations will not limit the investment discretion of the Fund's subadviser in managing the Fund's assets.

[]Small Companies
 The Fund, in the discretion of its subadviser, may invest without limit in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization.
 Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]Lower Quality Fixed-Income Securities
 Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade " quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or sub-adviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade are commonly known as junk bonds. For more information, see the Statement's Appendix A - Description of Bond Ratings.

[]Foreign Securities
 Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

 There may be less information publicly available about a foreign corporate or government issuer than about a U.S.
 issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United
 States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce.
 With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

 The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

 Most foreign securities in the Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S.
 dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

 The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]Zero Coupon Bonds and Strips
 The Fund may invest in zero coupon bonds and "strips."
 Zero coupon bonds do not make regular interest payments;
 rather, they are sold at a discount from face value.
 Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest paying securities of comparable term and quality. Under many market conditions, investments in stripped securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

[]Miscellaneous
 The Fund will not invest more than 15% of its assets in "illiquid securities," that is, securities which are not readily resalable, which include securities whose disposition is restricted by federal securities laws.
 Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

 The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule
 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless the Fund's subadviser has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

 The Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed-delivery" basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed-delivery" securities, see the Statement.

 Although it is not possible to predict the portfolio turnover rate with certainty, the Fund's subadviser does not expect the Fund's portfolio turnover rate to exceed
 100%.

                       Fund Management

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, is the investment adviser of the Fund but has delegated day-to-day portfolio management responsibility to the Fund's subadviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"). Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Mauricio F. Cevallos, Vice President and Manager of Loomis Sayles and Peter Ramsden, Vice President of Loomis Sayles, have served as the Fund's portfolio managers since the Fund's inception in November 1995. Mr. Cevallos has been employed by Loomis Sayles for more than ten years. Mr. Ramsden joined Loomis Sayles in 1991 and, prior to that time, was a MBA candidate at the University of Michigan. NEFM oversees, evaluates and monitors the investment advisory services provided to the Fund and furnishes general business management and administration to the Fund.

The Fund pays NEFM a management fee at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. NEFM pays Loomis Sayles for providing subadvisory services to the Fund a subadvisory fee at the annual rate of 0.40% of the first $200 million of the average daily net assets of the Fund, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million.

The general partners of each of Loomis Sayles, NEFM and the Distributor are special purpose organizations that are indirect, wholly-owned subsidiaries of New England
Investment Companies, L.P. ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of New England Mutual Life Insurance
Company ("The New England").

In placing portfolio transactions for the Fund, Loomis
Sayles seeks the most favorable price and execution available.

In addition to selecting and reviewing the investments of the Fund, Loomis Sayles provides executive and other personnel for the management of the Trust. The Trust's
Board of Trustees supervises the affairs of the Trust.

Under an agreement between NEFM and the Distributor, NEFM pays the Distributor to provide certain administrative services to the Fund.

In addition to the management fee paid to NEFM and the fees paid to the Distributor, the Fund pays all expenses not borne by NEFM, Loomis Sayles or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Loomis Sayles or their affiliates, other than affiliated registered investment companies.

                     Buying Fund Shares

Minimum Investment

$2,500 is the minimum for an initial investment in the Fund and $50 is the minimum for each subsequent investment.
There are special initial investment minimums for the following plans:

[]$25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

[]$50 for automatic investing through the Investment Builder program.

[]$250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

[]$1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

5 Ways to Buy Fund Shares

[]  Through your investment dealer:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[]  By mail:

For an initial investment, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New
England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-
800-225-5478.

[]  By wire transfer of Federal Funds:

For an initial investment, call us at 1-800-225-5478 between 8:00 a.m. and 6:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA
#011000028, DDA #99011538, Credit New England Equity Income
Fund, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[]  By Investment Builder:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a voided check from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options form.

[]  By electronic purchase through ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

General
All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street
Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the New York Stock Exchange [the "Exchange"] and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

You will not receive any certificates for your shares unless you request them in writing from New England Funds, L.P.
The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

Shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. The current sales charges are:

                            Sales Charge as a % of
                                             Dealer's
                                             Concessi
                         Public                 on
        Value of        Offering    Amount    as % of
        Total             Price    Invested  Offering
        Investment                             Price
        Less than         5.75%     6.10%      5.00%
        $50,000
        $50,000 -         4.50%     4.71%      4.00%
        $99,999
        $100,000 -        3.50%     3.63%      3.00%
        $249,999
        $250,000 -        2.50%     2.56%      2.15%
        $499,999
        $500,000 -        2.00%     2.04%      1.70%
        $999,999
        $1,000,000 or     None       None        *
        more

*The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1%
 on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

Contingent Deferred Sales Charge. For purchases of $1,000,000 or more of the Fund, a contingent deferred sales charge ("CDSC"), at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trust, New England Funds Trust I or New England Funds Trust II (the "Trusts"). For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

No CDSC applies in connection with (1) redemptions by retirement plans qualified under Internal Revenue Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For
Section 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 591/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 701/2 for Section 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. Also, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Fund at net asset value to an eligible governmental authority
0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New
England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources, gift certificates or vouchers through membership in the New England Funds Flagship Club. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges

[]Letter of Intent - if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[]Combining Accounts - purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[]Unit holders of unit investment trusts - unit investment trust distributions of less than $1 million may be invested in the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[]Eligible governmental authorities - no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

[]Clients of an adviser or subadviser (affiliated with NEIC)
 - no sales charge or CDSC applies to investments of $100,000 or more in the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA plan under a prototype plan document of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[]Shares of the Fund may be purchased at net asset value with no sales charge or CDSC by advisory accounts through investment advisers that are registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

[]Shares of the Fund may be purchased at net asset value by affiliates of NEFM.

[]There is no sales charge or CDSC related to investments by 401(a), 401(k), 457 or 403(b) plans that have total investment assets equal to or in excess of $5 million.

[]There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers and subadvisers (affiliated with NEIC), the Distributor or any other company affiliated with The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The
 New England and its insurance company subsidiaries;
 current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New
 England or of any insurance company affiliated with The
 New England.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                     Owning Fund Shares

Exchanging Among New England Funds

You may exchange Class A shares of the Fund for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. You may also exchange your shares for Class A shares of the Money Market Funds. Class A shares of the Money Market Funds acquired through exchanges from the Fund may be exchanged for Class A shares of any other series of the Trusts (except New England Growth Fund) without paying a sales charge.

To make an exchange, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New
England Funds.  The exchange must be for a minimum of $500
(or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Fund pays dividends at least annually. The Fund pays as dividends substantially all net investment income and distributes net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may in effect be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional Class A shares of the Fund or in Class A shares of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class A shares of the Fund or of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class A shares of the Fund at net asset value (without a sales charge) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in Class A shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Investments will be made at the appropriate offering price, which may include a sales charge. Dividends will be invested in the selected fund's shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

                     Selling Fund Shares

4 Ways to Sell Fund Shares

[]  Through your investment dealer:

Call your authorized investment dealer for information.

[]  By telephone:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account - If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Shares may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. Eastern time) will be processed at the next-determined net asset value. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record - Shares may be redeemed by calling 1-800-225-5478 and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed during the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH - Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 p.m., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule. If you have recently purchased your shares through the ACH system, the Fund may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

[]  By mail:

You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request
(including any necessary special documentation) to New
England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian, under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

[]  By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Repurchase Option

You may apply your redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                        Fund Details

How Fund Share Price Is Determined

The Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of the Fund are valued at their fair market value as determined in good faith by the subadviser (or a pricing service selected by the subadviser) under the supervision of the Trust's Board of Trustees. The net asset value of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the Exchange each day it is open for trading.

The net asset value per share is determined by dividing the value of the Fund's assets (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The public offering price of shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares - Sales Charges" above.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

Income Tax Considerations

The Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from the Fund's long-term capital gains ("capital gains distributions"), if designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distributions and capital gains distributions are taxable whether you elect to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

The Fund's Expenses

Under a Service Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. The service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts.
To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect.

Performance Criteria

The Fund may include total return information in advertisements or other written sales material. The Fund will show average annual total return for the one-, five- and ten-year periods (or the life of the Fund, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge and automatic reinvestment of all dividends and capital gains distributions). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect during the relevant period. The Fund may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the Fund's total return is higher.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Fund

[]New England Funds Trust III was organized in 1995 as a
 Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series.

[]When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law.

[]Except for matters that are explicitly identified as "fundamental" in this prospectus or Part I of the Statement, the investment policies of the Fund may be changed without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

[]The Trust does not generally hold regular shareholder meetings and will do so only when required by law.
 Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

[]The transfer and dividend paying agent for the Fund is New
 England Funds, L.P., 399 Boylston Street, Boston, MA
 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225
 Franklin Street, Boston, MA 02110.

[]If the balance in your account with the Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $500 for all accounts except as indicated below and except for Individual Retirement
 Accounts, which have a $25 minimum), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keoghs and pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

[]The Fund's annual report will contain additional performance information and will be made available upon request and without charge.

                      Glossary of Terms

Capital gain distributions - Payments to shareholders of net profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent Deferred Sales Charge (CDSC) - A fee that may be charged when a shareholder sells fund shares.

Distribution fee - An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions - Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund - The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) - The market value of one share of a mutual fund on any given day without sales charge or CDSC.
Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. - The distributor and transfer agent of the New England Funds.

Open end management investment company - A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price (POP) - The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date - The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee - Payments by a fund for personal service to investors and/or for maintenance of shareholder accounts by a fund's distributor or a financial representative.

Total return - The change in value of an investment in a fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield - The rate at which a fund earns net investment income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees - Fees paid by a mutual fund under a plan adopted under SEC Rule 12b-1. Can include both distribution fees and service fees.

                      NEW ENGLAND FUNDS

               New England Equity Income Fund

             STATEMENT OF ADDITIONAL INFORMATION

                      November __, 1995



     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Equity Income Fund (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Fund's prospectus dated November __, 1995 (the "Prospectus"). The Statement should be read together with the prospectus. Investors may obtain a free copy of the prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.



              T a b l e   o f   C o n t e n t s
                                                        Page

     Investment Restrictions                              2
     Fund Charges and Expenses                            3
     Miscellaneous Investment Practices                   4
     Management of the Trust                             10
     Portfolio Transactions and Brokerage                15
     Description of the Trust and Ownership of           16
     Shares
     How to Buy Shares                                   18
     Net Asset Value and Public Offering Price           18
     Reduced Sales Charges                               19
     Shareholder Services                                21
     Redemptions                                         25
     Standard Performance Measures                       27
     Income Dividends, Capital Gain Distributions        29
     and Tax Status
     Financial Statements                                31
     Report of Independent Accountants                   33

     Appendix A - Description of Bond Ratings            A-1
     Appendix B - Publications That May Be Referred to   B-1
     in Trust Advertisements and Sales Literature


                   INVESTMENT RESTRICTIONS

     The following is a description of restrictions on the investments to be made by the Fund. Restrictions marked with an asterisk may not be changed without the approval of a majority of the outstanding voting securities of the Fund. The percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the purchase of such security.

The Fund will not:

*(1)     Purchase any security (other than U.S. Government
    Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money in excess of 25% of its total assets,
    and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust III (the "Trust") or of the investment adviser or subadviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)     Make loans, except by entering into repurchase
    agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(9)     Buy or sell oil, gas or other mineral leases,
    rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10)Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(11) Make investments for the purpose of exercising control or management;

(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (c) enter into currency forward contracts;

(14) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

(15)Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund may not
    (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(16)Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

                  FUND CHARGES AND EXPENSES

INVESTMENT ADVISORY FEES

     Pursuant to an advisory agreement dated November __ 1995, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreement, NEFM is paid a fee at the annual rate of 0.70% of the first $200 million of the Fund's average net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million.

     The advisory agreement for Fund provides that NEFM may delegate its responsibilities thereunder to other parties. As explained in the Prospectus, NEFM has delegated responsibility for the investment and reinvestment of the Fund's assets to Loomis, Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. NEFM pays Loomis Sayles for providing subadvisory services at the annual rate of 0.40% of the first $200 million of the Fund's average net assets, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million.

     Pursuant to a voluntary agreement that may be terminated at any time, NEFM and Loomis Sayles bear all expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) of the Fund in excess of 1.00% annually of the Fund's average daily net assets.

             MISCELLANEOUS INVESTMENT PRACTICES

     The following information relates to certain investment practices in which the Fund may engage.

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. (The Fund at the present time has no intention to engage in the lending of portfolio securities.) The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in above. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 15% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board of trustees of the Trust or persons acting pursuant to the direction of the board.

     These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government Securities:

 .    U.S. Treasury Bills - Direct obligations of the United
States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

 .    U.S. Treasury Notes and Bonds - Direct obligations of
the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

 .    "Ginnie Maes" - Debt securities issued by a mortgage
banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing
Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government
National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages.
An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years.
Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .    "Fannie Maes" - The Federal National Mortgage
Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

 .    "Freddie Macs" - The Federal Home Loan Mortgage
Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States
Government.

     As described in the Prospectus, U.S. Government
Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S.
Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S.
Government Securities change as interest rates fluctuate.
Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government
Securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date.
The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United
States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue
Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Trust to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Options and Futures

 .    Futures Contracts - A futures contract is an agreement
between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S.
Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract, it will establish a segregated account with the Fund's custodian containing cash or certain illiquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the Fund's custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

 .    Options - An option on a futures contract obligates
the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity
Futures Trading Commission.

     An option on a security entitles the holder to receive
(in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A
"European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be cancelled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

 .    Risks - The use of futures contracts and options
involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements.
Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity.
Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions.
Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing
Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing
Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The successful use of transactions in futures and options depends in part on the ability of the Fund's subadviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading.
Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

 .    Over-the-Counter Options - An over-the-counter option
(an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing
Corporation or other clearing organization.

 .    Economic Effects and Limitations - Income earned by
the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     The Fund will not "over hedge," that is, maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical price volatility relationship between the portfolio and futures and options contracts.

 .    Future Developments - The above discussion relates to
the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

                   MANAGEMENT OF THE TRUST

The Trustee of the Trust and its principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (55); 79 John F. Kennedy
     Street, Cambridge, MA 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of
     Government; Special Advisor to the United States
     Secretary of Defense; formerly, Assistant Secretary of
     Defense; formerly Dean, John F. Kennedy School of
     Government.

KENNETH J. COWAN -- Trustee (63); One Beach Drive, S.E.
     #2103, St. Petersburg, Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

SANDRA O. MOOSE -- Trustee (53); 135 E. 57th Street New
     York, NY 10022; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L. P. SCHMELZER* -- Trustee and President (52);
     President, Chief Executive Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors(R), Inc.; formerly, Director, New England Securities Corporation ("New England Securities").

* Trustee deemed on "interested person" of the Trusts, as defined in the 1940 Act.

JOHN A. SHANE -- Trustee (62); 300 Unicorn Drive, Woburn,
     Massachusetts 01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management); formerly, Director, Abt Associates, Inc. (consulting firm); formerly, Director, Aviv Corporation (manufacturer of controllers); formerly, Director, Banyan Systems, Inc. (manufacturer of network software); and formerly, Director, Cerjac Inc. (manufacturer of telephone testing equipment).

PETER S. VOSS*  -- Chairman of the Board, Chief Executive
     Officer and Trustee (48); President and Chief Executive Officer of New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer of New England Investment Companies, Inc.; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, Back Bay Advisors(R), Inc.; Director, The New England; formerly, Executive Vice President, Bank of America; formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.

* Trustee deemed on "interested person" of the Trusts, as defined in the 1940 Act.

PENDLETON P. WHITE -- Trustee (64); 6 Breckenridge Lane,
    North, Savannah, Georgia  31411; Retired; formerly,
    President and Chairman of the Executive Committee,
    Studwell Associates (executive search consultants);
    formerly, Trustee, The Faulkner Corporation.

Officers of the Trust and their principal occupations during the past five years are as follows:

FRANK NESVET -- Treasurer; Senior Vice President and Chief
     Financial Officer, NEF Corporation, Senior Vice
     President and Chief Financial Officer, New England
     Funds, L.P.; Senior Vice President, Chief Financial
     Officer and Treasurer, NEFM.

MAURICIO CEVALLOS -- Vice President; Vice President, Loomis
    Sayles & Company ("Loomis Sayles").

PETER RAMSDEN -- Vice President; Vice President, Loomis
     Sayles; MBA candidate at University of Michigan.

ROBERT P. CONNOLLY -- Secretary and Clerk; Senior Vice
     President and General Counsel, NEF Corporation; Senior
     Vice President and General Counsel, New England Funds,
     L.P.; Senior Vice President and General Counsel, NEFM;
     formerly, Managing Director and General Counsel, Kroll
Associates, Inc. (business consulting company);
     formerly Managing Director and General Counsel,
     Equitable Capital Management Corporation (investment management company).

     Except as indicated above, the address of each officer affiliated with New England Funds, L.P. is 399 Boylston Street, Boston, Massachusetts 02116. The address of Mr. Cevallos is 101 East 52nd Street, New York, NY 10022 and the address of Mr. Ramsden is One Financial Center, Boston, MA 02111.

Trustees Fees

For the initial period of its operations, the Fund will pay no compensation to Trustees.

     During the year ended December 31, 1994, the Trustees of the Trust who have not been deemed "interested persons" of the Trust as defined in the 1940 Act, received the amounts set forth below for serving on the governing boards of 36 other mutual fund portfolios that have NEFM or an affiliate thereof as investment adviser or principal underwriter (the "Other Funds").


                                     Total Compensation from
                                        the Other Funds in
               Name of Trustee                 1994
          Graham T. Allison, Jr. *             -0-
          Kenneth J. Cowan                   $59,375
          Sandra O. Moose                    $52,875
          John A. Shane                      $55,875
          Pendleton P. White                 $58,375

*  Mr. Allison became a Trustee of the Other Funds on April 1,
1995.


     The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in series of the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each series, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

    At November 15 1995, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

Advisory Agreements

     The Fund pays all expenses not borne by its adviser or subadviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and any compensation of Trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. The Fund also pays the Distributor for certain legal and accounting services provided to the Fund by the Distributor.

     Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation
(based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, the Fund's adviser shall pay such excess. At present, the most restrictive state annual expense limitation is 2-1/2% of the average annual net assets up to $30,000,000, 2% of the next $70,000,000 and 1-
1/2% of such assets in excess of $100,000,000. The adviser will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under the Fund's
Distribution Agreement and the Distribution Plan would be excluded from "expenses."

     The advisory agreement between NEFM and the Fund and the subadvisory agreement between NEFM and Loomis Sayles each provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940
Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment.
The subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminated upon termination of the related advisory agreement. In addition, the advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or the Fund's adviser.

     The advisory agreement and the subadvisory agreement provide that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     NEFM is an independently operated subsidiary of NEIC.

     Loomis Sayles was organized in 1926 and is one of the oldest and largest investment counsel firms in the country.
An important feature of the Loomis Sayles investment approach is its emphasis on investment research.
Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Fund's portfolio. Loomis Sayles provides investment advice to numerous other institutional and individual clients.
These clients include some accounts of The New England and its affiliates ("New England Accounts"). Loomis Sayles is a subsidiary of NEIC.

     Certain officers of Loomis Sayles who are also officers of the Trust have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies and clients advised by Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as subadviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Distribution Agreement and Rule 12b-1 Plan.  New
England Funds, L.P. serves as the general distributor of the Fund. Under the agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New
England Funds, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

     New England Funds, L.P. is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public
Offering Price" and is paid by the Fund the service fee described in the Prospectus.

     As described in the Prospectus, the Fund has adopted a Service Plan under Rule 12b-1 plan (the "Plan") which, among other things, permit it to pay the Fund's distributor
(currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the Investment
Act of 1940 (the "1940 Act"), the Plan was approved by the shareholders of the Fund, and (together with the related
Distribution Agreement) by the Trust's board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the
"Independent Trustees").

     The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the Fund requires approval of the holders of such shares. The
Trust's trustees review quarterly a written report of such amounts expended under the Plan and the purposes for which such expenses have been incurred. For so long as the Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor may enter into selling agreements with investment dealers, including New England Securities
Corporation ("New England Securities"), an affiliate of the Distributor, for the sale of the Fund's shares. New
England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934.

     The Distribution Agreement for the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent
Trustees.

     The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund.

     With the exception of New England Funds, L.P., New
England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trust nor any trustee of the Trust had any direct or indirect financial interest in the operation of the Plan or any related agreement.

     Benefits to the Trust and its shareholders resulting from the Plan are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

     New England Funds, L.P. controls the words "New
England" in the name of New England Funds Trust III and the Fund and if it should cease to be the Fund's principal underwriter, the Trust or the Fund may be required to change their names and delete these words. New England
Funds, L.P. also acts as principal underwriter for New
England Funds Trusts I and II, New England Cash Management
Trust and New England Tax Exempt Money Market Trust.

     Custodial Arrangements.  State Street Bank and Trust
Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund.
Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     Independent Accountants. The Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street,
Boston, MA 02110. The independent accountants of the Fund conduct an annual audit of the Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Fund as to matters of accounting and federal and state income taxation. The statement of assets and liabilities of the Fund included herein has been so included in reliance on the report of such firm as experts in auditing and accounting.

Other Arrangements

     Pursuant to a contract between the Fund and New
England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund will pay per account fees to New England Funds, L.P. for these services in the amount of $17.25. New England Funds, L.P. has subcontracted with
State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, New England Funds, L.P. will pay BFDS a per account fee of $6.40.

            PORTFOLIO TRANSACTIONS AND BROKERAGE

     In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seek the best price and execution. Some of the Fund's portfolio transactions are placed with brokers and dealers who provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to the Fund, or other investment companies advised by Loomis
Sayles. The business would not be so placed if the Fund would not thereby obtain the best price and execution.
Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

     In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction.
This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The
Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

General

     Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

     Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor, or the adviser or subadviser. Any such transactions will comply with Rule 17e-1 under the 1940
Act.

     Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as New England
Securities, may not serve as the Trust's dealer in connection with such transactions.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission.
Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

      DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a newly organized Massachusetts business trust. The Fund, organized in 1995, is expected to commence operations on November 28 1995. The Fund currently has one class of shares.

     The Declaration of Trust currently permits trustees to issue an unlimited number of full and fractional shares of the Fund. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders the Fund are entitled to share pro rata in the net assets attributable to the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Trust's series, certain expenses may be legally chargeable against the assets of all classes of the Trust's series.

     The Declaration of Trust also permits the Trust's trustees, without shareholder approval, to subdivide any series or class of shares or Fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. Similarly, the Fund may be terminated by a vote of at least two-thirds of its outstanding shares.
The Declaration of Trust further provides that the Trust's board of trustees may terminate the Trust or the Fund without shareholder vote upon written notice to its shareholders.

Voting Rights

     As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940
Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the Securities and Exchange Commission
(the "SEC"), shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan
(if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or a series' name or to cure technical problems in a Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares or (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                      HOW TO BUY SHARES

     The procedures for purchasing shares of the Fund are summarized in the Prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange
(the "Exchange") on a day when the Exchange is open;
otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

     Shares may also be purchased either in writing, by phone or by electronic funds transfer using Automated
Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the National
Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

     New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's shares. Payment must be received by New England
Funds, L.P. within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New
England Funds, L.P. or your investment dealer.

          NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of the shares of the Fund
(the excess of the assets of the Fund over its liabilities) is determined as of the close of regular trading (normally
4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ national market system are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S.
Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

     Generally, trading in fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. The value of equity securities of non-U.S. issuers not traded on a U.S. exchange will be valued at their last sale price, if any, on the exchange on which they principally trade.
Occasionally, events affecting the value of fixed-income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value.
If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

     The per share net asset value of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value. The public offering price of a share of the Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus.


                    REDUCED SALES CHARGES


     Special purchase plans are enumerated in the text of the Prospectus.

     Cumulative Purchase Discount. A shareholder making an additional purchase of Fund shares may be entitled to a discount on the sales charge payable on that purchase.
This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Net Asset Value and Public Offering Price," in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Trust, New England Funds Trust I and New England
Funds Trust II (the "Trusts") held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more series of the Trusts with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of the Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time.
The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation
("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in the Trusts may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge.
Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

     Combining with Other Series and Classes of the Trusts.
A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which do not include shares of New England Cash Management Trust and New England Tax
Exempt Money Market Trust ("New England Money Market
Funds") unless such shares were purchased by exchanging shares of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

     Sponsored Arrangements. Class A shares may be purchased at a reduced sales charge pursuant to "sponsored arrangements," which include programs under which an association makes recommendations to, or permits group solicitation of, its members in connection with the purchase of shares of the series of the Trusts on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expenses associated with sponsored arrangements. The reduction in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the association's membership, the term of the association's existence and certain characteristics of its members.

     Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

     Clients of Advisers or Subadvisers (Affiliated with
NEIC).  No sales charge or contingent deferred sales charge
("CDSC") applies to investments of $100,000 or more in Class A shares of series of the Trusts by (1) clients of an adviser or subadviser (affiliated with NEIC) to series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to series of the Trusts; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser (affiliated with NEIC) to a series of the Trusts if at least one participant in the plan qualifies under category (1) above;
and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Offering to Employees of The New England and
Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class
A shares of any series of the Trusts by any of the Trusts' investment advisers or subadvisers (affiliated with NEIC), New England Funds, L.P. or any other company affiliated with The New England; current and former directors and trustees of the Trusts; agents and general agents of The
New England and its insurance company subsidiaries; current and retired employees of such agents and general agents;
registered representatives of broker dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of The New
England or any other company affiliated with The New
England.

     Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares of any series of the Trusts (except the Star Advisers Fund) by any of the state, county or city or any instrumentality, department, authority or agency thereof that has determined that a series of the Trusts is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. There is no sales charge or CDSC to investments in Class A shares of any series of the Trusts by any of the advisory accounts through investment advisers registered under the Investment
Advisers Act of 1940 and affiliated with broker-dealers.

     Affiliates of NEFM. Shares of the Fund may be purchased at net asset value by affiliates of NEFM.

     The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                    SHAREHOLDER SERVICES

Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State
Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P.
may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

     The costs of maintaining the open account system are paid by the Trust and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans

     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New
England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 1-800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by the investor or by New England Funds, L.P. upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State
Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the investor at least thirty days prior to any payment date.
State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial and subsequent investments in the Fund must be at least $25 for each participant in a plan, and income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

     An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans

     An investor owning Fund shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a contingent deferred sales charge ("CDSC"), the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open
(uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal
Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and New England
Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic
Withdrawal Plan.  Accordingly, the Fund and New England
Funds, L.P. do not recommend additional investments in the Fund by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege

     A shareholder may exchange the shares of the Fund for Class A shares of the same class of any other series of the Trusts (subject to the investor eligibility requirements of the series into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. You may also elect to exchange your shares of the Fund for Class A shares of either of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC into the Money Market
Funds, the exchange stops the aging period relating to the contingent deferred sales charge. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New
England Funds, L.P. at 1-800-223-7124 or (2) a written exchange request to New England Funds, P.O. Box 8551,
Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a series before an exchange for that series can be effected.

The investment objectives of the series of the Trusts are as follows:

Stock Funds:

     New England Capital Growth Fund seeks long-term growth of capital.

     New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     New England Balanced Fund seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

     New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income.

     New England International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     New England Star Advisers Fund seeks long-term of capital.

     New England Growth Fund seeks long-term of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the U.S. economy.

Bond Funds:

     New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures an options on futures.

     New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

     New England Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

     New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     New England Tax Exempt Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholder's' capital. The Tax Exempt Income Fund invests primarily in debt securities, the interest of which is, in the opinion of the debt issuer's counsel, exempt from federal income tax ("tax exempt bonds"), and may engage in transactions in financial futures contracts and options on futures.

     New England Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back
Bay Advisors(R), the Fund's investment adviser, believes is consistent with preservation of capital.

     New England Intermediate Term Tax Free Fund of
California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

     New England Intermediate Term Tax Free Funds of New
York seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

Money Market Funds:

NEW ENGLAND CASH MANAGEMENT TRUST -

      Money   Market  Series  --   maximum  current  income
      consistent   with   preservation   of   capital   and
      liquidity.

      U.S.  Government  Series  -- highest  current  income
      consistent   with   preservation   of   capital   and
      liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

     As of May 1, 1995, the net assets of the series in the Trusts totaled over $4.5 billion.

     An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan

     As described in the Prospectus following the caption
"Owning Fund Shares", a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for Class A shares of one or more of the other series in the Trusts.
Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan.
Exchanges may be made in amounts of $500 or over ($1000 for spousal IRAs). The Service Options Form is available from
New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

                         REDEMPTIONS

     The procedures for redemption of shares of the Fund are summarized in the Prospectus.

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule
17Ad-15 under the Securities Exchange Act of 1934.
However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 1-800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service
Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent.
Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service
Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State
Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Trust has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The Fund will normally redeem shares for cash;
however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege

     The Prospectus describes redeeming shareholders' reinstatement privileges. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption.
The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes.
Investors who reinstate their accounts by purchasing shares of series in the Trusts should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.


                STANDARD PERFORMANCE MEASURES

Calculations of Yield

     Calculation of Total Return. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the Fund rather than paid to the investor in cash. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.

Performance Comparisons

     The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper
Analytical Services as having similar investment objectives.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer
Price Index.

     The Standard & Poor's Composite Index of 500 Stocks
(the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P
500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock
Exchange or traded over-the-counter are included. The 500
companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P
500 represents about 80% of the market value of all issues traded on the Exchange.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the Exchange.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

     Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund and the fund group's asset levels and sales volumes, numbers of shareholders in the Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications and on various computer networks, including, but not limited to, those publications and computer networks listed in Appendix
B to this Statement. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background;
their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel.

     The Fund may use the accumulation charts below in its advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

              Investments At 8% Rate of Return

         5 yrs.     10         15         20         25        30
 $  50    3,698     9,208     17,417     29,647     47,868    75,015
    75    5,548   13,812      26,126     44,471     71,802   112,522
   100    7,396   18,417      34,835     59,295     95,737   150,029
   150   11,095   27,625      52,252     88,942    143,605   225,044
   200   14,793   36,833      69,669   118,589     191,473   300,059
   500   36,983   92,083     174,173   296,474     478,683   750,148

              Investments At 10% Rate of Return

        5 yrs.     10         15         20        25         30
$  50    3,904    10,328     20,896     38,285    66,895     113,966
    75   5,856    15,491     31,344     57,427   100,342     170,949
  100    7,808    20,655     41,792     76,570   133,789     227,933
  150   11,712    30,983     62,689    114,855   200,684     341,899
  200   15,616    41,310     83,585    153,139   267,578     455,865
  500   39,041   103,276    208,962    382,848   668,945   1,139,663

     The Fund's advertising and sales literature may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives to the New England
Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New
England Funds, L.P., as distributor and transfer agent of the Fund, with respect to investing in shares of the Fund and other series of the Trusts and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., Standard & Poor's 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New
England Funds may be compared to the beta coefficients of other funds.

     The Fund may enter into arrangements with banks exempted from registration under the Securities Exchange
Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds,
L.P. as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

 INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Fund's prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds.
In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated
investment company under Subchapter M of the Code.  In
order to qualify, the Fund must, among other things (i)
derive at least 90% of its gross income from dividends,
interest, payments with respect to certain securities
loans, gains from sale of securities or foreign currencies,
or other income (including but not limited to gains from
options, futures or forward contracts) derived with respect
to its business of investing in such stock, securities or
currencies; (ii) derive less than 30% of its gross income
from gains from the sale or other disposition of securities
held for less than three months; (iii) distribute at least
90% of its dividend, interest and certain other taxable
income each year; and (iv) at the end of each fiscal
quarter maintain at least 50% of the value of its total
assets in cash, government securities, securities of other
regulated investment companies, other securities of issuers
which represent, with respect to each issuer, no more than
5% of the value of the Fund's total assets and 10% of the
outstanding voting securities of such issuer, and with no
more than 25% of its assets invested in the securities
(other than those of the U.S. government or other regulated
investment companies) of any one issuer or of two or more
issuers which the Fund controls and which are engaged in
the same, similar or related trades and businesses.   To
the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund.
Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

     The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     The Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

     Redemptions and exchanges of Fund shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. However, if a shareholder sells
Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same
Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S.
federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


FINANCIAL STATEMENTS


NEW ENGLAND FUNDS TRUST III
Statement of Assets & Liabilities
November 15, 1995



ASSETS

Cash.............................................   $100,000
Deferred Organizational Expenses.................     20,000
                                                   ---------

Total Assets................................         120,000



LIABILITIES

Accrued Expenses.................................     20,000
                                                   ---------

Net Assets..................................        $100,000
                                                   =========


Shares of beneficial interest, no par value,
outstanding......................................      8,000
                                                   =========

Computation of net asset value and offering price:

Net asset value and redemption price per share
($100,000 divided by 8,000 shares of beneficial
interest)........................................     $12.50
                                                   =========

Offering price per share ( $12.50 x 100/94.25)*..    $13.26*
                                                   =========


*  Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.

       See accompanying notes to financial statements.

                NOTES TO FINANCIAL STATEMENTS


     1. New England Funds Trust III (the "Trust") consisting of a single series of shares, New England Equity Income Fund, was organized on August 22, 1995 and had no operations prior to November 15, 1995 other than those relating to organizational matters, including the sale of 8000 shares of beneficial interest to Loomis Sayles & Company. Costs incurred and to be incurred in connection with the Trust's organization and registration, up to $25,000, will be paid by the Trust and amortized over the period of benefit, not to exceed 60 months from the date the Trust commences operations. Loomis Sayles Funded Pension Plan and Trust has agreed that in the event any of the initial shares in the Trust during such period are redeemed, proceeds of the redemption will be reduced by the pro rata portion of any unamortized organizational expenses in the same proportion as the number of the initial shares redeemed bears to the number of initial shares held at the time of redemption. To the extent that the proceeds of the redemption are less than such pro rata portion of any unamortized organizational expenses, Loomis Sayles Funded Pension Plan and Trust has agreed to reimburse the Trust promptly.

     2. For details regarding the Trust's investment advisory agreement, see "Fund Charges and Expenses -
Investment Advisory Fees" and "Management of the Trust -
Advisory Agreements" and for details regarding the income tax status of the Trust, see "Income Dividends, Capital
Gain Distributions and Tax Status" elsewhere in this Statement of Additional Information.

             REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of New England Funds Trust III

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the New England Funds Trust III, consisting of a single series of shares, New England
Equity Income Fund, at November 21, 1995 in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/PRICE WATERHOUSE LLP
Price Waterhouse LLP
Boston, Massachusetts
November 21, 1995

                         APPENDIX A

                 DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group

                             AAA
This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                             AA
Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                              A
Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                             BBB
Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                      BB, B, CCC, CC, C
Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                             CI
The rating CI is reserved for income bonds on which no interest is being paid.

                              D
Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA' to "B" may be modified by the addition of a plus or minus sigh to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

                             Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                             Aa
Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                              A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                             Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

                             Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

                              B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                             Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

                             Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                              C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:  Those bonds in the Aa, A, Baa, Ba and B groups which
Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

                         APPENDIX B

        PUBLICATIONS THAT MAY BE REFERRED TO IN TRUST
                     ADVERTISEMENTS AND
                      SALES LITERATURE

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
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
                 NEW ENGLAND FUNDS TRUST III

                           PART C
                      OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  See "Financial Statements" and "Report of
          Independent Accountants" in the Statement of Additional Information.

     (b)  Exhibits:

          1. The Registrant's Declaration of Trust is incorporated herein by reference to the Registration Statement on Form N-1A (File No.
               33-62061) filed on August 23, 1995.

          2. By-Laws of the Registrant are incorporated herein by reference to the Registration
               Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

          3.   Not applicable.

          4.   Not applicable.

          5.(A)Form of Advisory Agreement between the Registrant, on behalf of its New England Equity Income Fund, and New England Funds Management, L.P. is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

             (B)Form of Subadvisory Agreement for New
               England Equity Income Fund between New
               England Funds Management, L.P. and Loomis,
               Sayles & Company, L.P. is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

          6.        Form of Distribution Agreement between
               the Registrant, on behalf of its New England
               Equity Income Fund, and New England Funds,
               L.P. (the "Distributor") is incorporated herein by reference to the Registration
               Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

          7.        Not applicable.

          8. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-62061) filed on October 30, 1995.

          9.(A)Form of Transfer Agency Agreement between the
               Registrant and New England Funds, L.P. is incorporated herein by reference to Pre-Effective Amendment
               No. 2 on Form N-1A (File No. 33-62061) filed on October 30, 1995.

             (B)Form of Dealer Agreement of New England
               Funds, L.P., the Trust's Distributor, is incorporated herein by reference to Pre-
               Effective Amendment No. 2 on Form N-1A (File
               No. 33-62061) filed on October 30, 1995.

             (C)Powers of Attorney for Trustees of the
               Registrant are incorporated herein by
               reference to Pre-Effective Amendment No. 2 on
               Form N-1A (File No. 33-62061) filed on
               October 30, 1995.

          10.       Opinion of Ropes & Gray with respect to
               New England Equity Income Fund is filed
               herein.

          11.       Consent of Price Waterhouse is filed
               herein.

          12.       Not applicable.

          13.       Investment Letter of Loomis Sayles
               Funded Pension Plan and Trust is filed
               herein.

          14.       Not applicable.

          15. Form of Rule 12b-1 Plan relating to Class A shares of New England Equity Income Fund is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.

          16.       Not applicable.

          18. Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 for New
               England Funds Trust III is incorporated
               herein by reference to Pre-Effective
               Amendment No. 2 on Form N-1A (File No. 33-
               62061) filed on October 30, 1995.

Item 25.       Persons Controlled by or under Common
               Control with Registrant

          None.

Item 26.       Number of Holders of Securities

          The following table sets forth the number of record holders of each class of securities of the Trust as of November 22, 1995:

                   Title of Class             Number of Record
                                               Holders-Class A

          Shares of Beneficial Interest               1
          New England Equity Income Fund
          No Par Value

Item 27.  Indemnification

          See Article 4 of the Registrant's By-Laws filed as
          Exhibit 2 incorporated by reference herein.

          In addition, New England Mutual Life Insurance Company, the parent company of the Trust's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustee and officers of the trust are named insureds.

Item 28.  Business and Other Connections of Investment
Adviser

     (a) New England Funds Management, L.P. ("NEFM"), a wholly-owned subsidiary of New England Investment
          Companies, L.P. ("NEIC"), serves as investment adviser to New England Equity Income Fund. NEFM was organized in 1995.

          NEFM's officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with    Name and Address of         Nature of
        NEFM            Other Affiliations          Connection

NEF Corporation                  None                   None
General Partner

Henry L.P. Schmelzer,  New England Funds,     President and CEO
President and Chief    L.P.
Executive Officer      399 Boylston Street
                       Boston, MA 02116

                       NEF Corporation        President, CEO and
                       399 Boylston Street    Director
                       Boston, MA 02116
                       Back Bay Advisors,     Director
                       Inc.
                       399 Boylston Street
                       Boston, MA 02116

                       New England            Director
                       Securities
                       Corporation*
                       399 Boylston Street
                       Boston, MA 02116

Frank Nesvet,          New England Funds,     Senior Vice President
Senior Vice President  L.P.                   and CFO
and CFO                399 Boylston Street
                       Boston, MA 02116

                       NEF Corporation        Senior Vice President
                       399 Boylston Street    and CFO
                       Boston, MA 02116

Sheila M. Barry,       NEF Corporation        Vice President,
Vice President,        399 Boylston Street    Assistant Secretary
Secretary and          Boston, MA 02116       and Assistant Clerk
Assistant Clerk

                       New England Funds,     Vice President,
                       L.P.                   Assistant Secretary
                       399 Boylston Street    and Assistant Clerk
                       Boston, MA 02116

Robert P. Connolly,    NEF Corporation        Senior Vice President,
Senior Vice            399 Boylston Street    General Counsel,
President, General     Boston, MA 02116       Secretary and Clerk
Counsel, Assistant
Secretary and Clerk

                       New England Funds,     Senior Vice President,
                       L.P.                   General Counsel,
                       399 Boylston Street    Secretary and Clerk
                       Boston, MA 02116

Bruce R. Speca,        NEF Corporation        Executive Vice
Executive Vice         399 Boylston Street    President
President              Boston, MA 02116

                       New England Funds,     Executive Vice
                       L.P.                   President
                       399 Boylston Street
                       Boston, MA 02116

Peter H. Duffy,        NEF Corporation        Vice President
Vice President         399 Boylston Street
                       Boston, MA 02116

                       New England Funds,     Vice President
                       L.P.
                       399 Boylston Street
                       Boston, MA 02116

Martin G. Dyer,        NEF Corporation        Vice President
Vice President         399 Boylston Street
                       Boston, MA 02116

                       New England Funds,     Vice President
                       L.P.
                       399 Boylston Street
                       Boston, MA 02116

Ralph M. Greggs,       NEF Corporation        Vice President
Vice President         399 Boylston Street
                       Boston, MA 02116

                       New England Funds,     Vice President
                       L.P.
                       399 Boylston Street
                       Boston, MA 02116

      (b) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the subadviser to New England Equity Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:

 Name and Office with     Name and Address of         Nature of
    Loomis Sayles         Other Affiliations          Connection

Loomis Sayles, Inc.    None                       None
General Partner

Robert J. Blanding,    None                       None
President and Chief
Executive Officer

Daniel J. Fuss,        None                       None
Executive Vice
President, Managing
Partner, Director

Jeffrey L. Meade,      None                       None
Executive Vice
President and Chief
Operating Officer

Charles J. Finlayson,  None                       None
Vice President,
General Counsel,
Secretary and Clerk

Meri Anne Beck,        None                       None
Vice President

Mary C. Champagne,     None                       None
Vice President

Richard W. Hurkes,     None                       None
Vice President

Scott A. Pape,         None                       None
Vice President

Douglas D. Ramos,      None                       None
Vice President

Carol C. McMurtie,     None                       None
Vice President,
Director and Managing
Partner

Tricia H. Mills,       None                       None
Vice President

Jeffery C. Petherick,  None                       None
Vice President

Item 29.  Principal Underwriter

     (a) New England Funds, L.P. also serves as principal underwriter for:

          New England Funds Trust I
          New England Funds Trust II
          New England Tax Exempt Money Market Trust
          New England Cash Management Trust

     (b)  The general partner and officers of the
          Registrant's principal underwriter, New England
          Funds, L.P., and their address are as follows:

                        Positions and Offices   Positions and Offices
         Name               with Principal         with Registrant
                             Underwriter

NEF Corporation        General Partner          None

Henry L.P. Schmelzer   President and Chief      President and Trustee
                       Executive Officer

J. Steven Neamtz       Executive Vice           Executive Vice
                       President                President

Bruce R. Speca         Executive Vice           Executive Vice
                       President                President

Robert P. Connolly     Senior Vice President,   Secretary
                       General Counsel,
                       Secretary and Clerk

Frank Nesvet           Senior Vice President    Treasurer
                       and Chief Financial
                       Officer

Munish Agrawal         Vice President           None

Sheila M. Barry        Vice President,          Assistant Secretary
                       Assistant Secretary and
                       Assistant Clerk

Elizabeth P. Burns     Vice President           None

James H. Davis         Vice President           None

Peter H. Duffy         Vice President           Assistant Treasurer

Martin G. Dyer         Vice President           None

Tracy A. Fagan         Vice President           None

William H. Finnegan    Vice President           None

Raymond K. Girouard    Vice President,          None
                       Treasurer and
                       Controller

Annette Golia          Vice President           None

Ralph M. Greggs        Vice President           None

Caren I. Leedom        Vice President           None

Marie G. McKenzie      Vice President           None

Bernard M. Shavelson   Vice President           None

Christine L. Swanson   Vice President           None

Kristine E. Swanson    Vice President           None

Beatriz A. Pina        Assistant Comptroller    None

     The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

     (c)  Not applicable.

Item 30.  Location of Accounts and Records

          The following companies maintain possession of the documents required by the specified rules:

          (a)  Registrant
               Rule 31a-1(b)(4)
               Rule 31a-2(d)

          (b)  State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts 02110
               Rule 31a-1(a)
               Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
               Rule 31a-2(d)

          (c)  New England Funds Management, L.P.
               399 Boylston Street
               Boston, MA 02116
               Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-
               1(f)
               Rule 31a-2(d); and 31a-2(e)

          (d)  Loomis, Sayles & Company, L.P.
               One Financial Center
               Boston, Massachusetts 02111
               Rule 31a-1(a); 31a-1(b)(9), (10), (11); 311a-
               1(f)
               Rule 31a-2(e)

          (e)  New England Funds, L.P.
               399 Boylston Street
               Boston, Massachusetts 02116
               Rule 31a-1(d)
               Rule 31a-2(c)

Item 31.  Management Services

          None.

Item 32.  Undertakings

     (a) The Registrant undertakes to provide any Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

     (b) The Registrant undertakes to file a post-effective amendment including financial statements, which need not be certified, within four to six months after the effectiveness of its New England Equity Income Fund's registration statement.

     (c) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in
          Section 16(c) of the Investment Company Act of
          1940.

                 NEW ENGLAND FUNDS TRUST III

                         SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective
Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 22nd day of November, 1995.




                              New England Funds Trust III


                              By:  PETER S. VOSS*
                                   Peter S. Voss
                                   Chief Executive Officer


                              *By:  /s/ROBERT P. CONNOLLY
                                   Robert P. Connolly
                                   Attorney-In-Fact
                                   November  22, 1995

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      Signature                 Title                   Date

PETER S. VOSS*         Chairman of the Board;   November 22, 1995
Peter S. Voss          Chief Executive
                       Officer; Principal
                       Executive Officer;
                       Trustee

/s/FRANK NESVET        Chief Financial          November 22, 1995
Frank Nesvet           Officer

GRAHAM T. ALLISON,     Trustee                  November 22, 1995
JR.*
Graham T. Allison, Jr.

KENNETH J. COWAN*      Trustee                  November 22, 1995
Kenneth J. Cowan

SANDRA O. MOOSE*       Trustee                  November 22, 1995
Sandra O. Moose

HENRY L. P. SCHMELZER* Trustee                  November 22, 1995
Henry L. P. Schmelzer

JOHN A. SHANE*         Trustee                  November 22, 1995
John A. Shane

PENDLETON P. WHITE*    Trustee                  November 22, 1995
Pendleton P. White

                              *By:
                                 Robert P. Connolly
                                 Attorney-In-Fact
                                 November 22, 1995

                  N-1A EXHIBITS ITEM 24(B)


      EXHIBIT NUMBER                         EXHIBIT

         EX-99.B10          Opinion of Ropes & Gray

         EX-99.B11          Consent of Price Waterhouse

         EX-99.B13          Investment Letter of Loomis Sayles Funded
                            Pension Plan and Trust